WARRANT LIABILITIES - Summary of the measurement of series A warrants (Details) - USD ($)		12 Months Ended
	Sep. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants balance				16,543
Gain (loss) on valuation of warrants		$ (965,095)	$ 493,274
Series A Warrants
Class of Warrant or Right [Line Items]
Initial - when issuing	3,112		2,722,224
Subsequent share price change			14,291,677
Exercise of September 2024 Warrants - 2024/2025		(1,500,000)	(1,038,889)
Warrants balance		14,475,012	15,975,012
Initial - when issuing			$ 1,064,287
Subsequent share price change			399,759
Exercise of September 2024 Warrants - 2024/ 2025		$ (126,180)	$ (89,396)
Loss on Series A Warrant remeasurement adjustment		$ (965,095)	$ 50,282
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Comprehensive Income (Loss), Net of Tax, Attributable to Parent	Comprehensive Income (Loss), Net of Tax, Attributable to Parent
Balance		$ 333,657	$ 1,424,932
Gain (loss) on valuation of warrants		$ (965,095)	$ 50,282
Series A Warrants | Units after 25:1 Split
Class of Warrant or Right [Line Items]
Initial - when issuing			108,889
Subsequent share price change			571,668
Exercise of September 2024 Warrants - 2024/2025		(60,000)	(41,556)
Warrants balance		579,001	639,001
Series A Warrants | Units after 35:1 Split
Class of Warrant or Right [Line Items]
Initial - when issuing			3,112
Subsequent share price change			16,334
Exercise of September 2024 Warrants - 2024/2025		(1,715)	(1,188)
Warrants balance		16,543	18,258
Series B Warrants
Class of Warrant or Right [Line Items]
Initial - when issuing			2,722,224
Subsequent share price change			5,835,330
Exercise of September 2024 Warrants - 2024/2025			(8,557,554)
Initial - when issuing			$ 722,539
Subsequent share price change			43,232
Exercise of September 2024 Warrants - 2024/ 2025			$ (765,771)
Series B Warrants | Units after 25:1 Split
Class of Warrant or Right [Line Items]
Initial - when issuing			108,889
Subsequent share price change			233,413
Exercise of September 2024 Warrants - 2024/2025			(342,302)
Series B Warrants | Units after 35:1 Split
Class of Warrant or Right [Line Items]
Initial - when issuing			3,112
Subsequent share price change			6,669
Exercise of September 2024 Warrants - 2024/2025			(9,781)